SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	$ 1,337,957	$ 831,988
Stock based compensation	1,600,548	958,197
Other		(10,061)
Total	2,938,505	1,780,124
Less: valuation allowance	(2,938,505)	(1,780,124)
Net deferred tax assets